RELATED PARTIES' TRANSACTIONS AND BALANCES (Schedule of Transactions and Balances with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions:
Sales to related-party Company	[1]	$ 0	$ 17	$ 88
Supplies from related party	[1]	0	0	$ 654
Balances:
Trade receivables and other receivables	[1]	0	0
Trade payables and other payables	[1]	$ 0	$ 0

[1]	includes mainly transactions with TAT-Engineering affiliated companies.